T. ROWE PRICE Global Allocation Fund
July 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.2%
Common Stocks 0.2%
Arcos Dorados Holdings, Class A (USD)  6,865 45
Banco BBVA Argentina, ADR (USD)  1,050 17
Globant (USD) (1) 121 10
MercadoLibre (USD) (1) 448 1,063
Tenaris, ADR (USD)  1,455 51
Vista Energy, ADR (USD) (1)(2) 4,044 181
Total Argentina (Cost $354) 1,367
AUSTRALIA 0.5%
Common Stocks 0.4%
ALS  7,754 90
ANZ Group Holdings  8,197 161
Ausgold (1) 23,360 8
BHP Group  47,543 1,201
BHP Group (GBP)  5,393 135
Capricorn Metals (1) 20,358 117
Champion Iron  13,984 37
Cochlear  454 93
Downer EDI  23,739 105
Emerald Resources (1) 37,706 83
Fortescue  5,625 64
Frontier Digital Ventures (1) 289,462 59
Genesis Minerals (1) 9,512 22
Goodman Group  12,067 270
IDP Education (2) 12,583 28
Iluka Resources  6,001 20
Macquarie Group  1,330 184
Mirvac Group  40,577 58
Northern Star Resources  10,619 105
Ora Banda Mining (1) 21,260 9
Pilbara Minerals (1)(2) 33,433 34
Predictive Discovery (1) 184,797 50
Reliance Worldwide  18,019 49
Rio Tinto  1,699 121
Scentre Group  105,291 252
Sovereign Metals (1) 17,523 8
Turaco Gold (1) 23,989 7
Whitehaven Coal  1,800 7

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Woodside Energy Group  5,960 101
3,478
Corporate Bonds 0.1%
Transurban Finance, 2.45%, 3/16/31 (USD) (3) 140,000 124
Transurban Finance, 4.125%, 2/2/26 (USD) (3) 15,000 15
Woodside Finance, 3.70%, 3/15/28 (USD) (3) 67,000 65
Woodside Finance, 4.50%, 3/4/29 (USD) (3) 105,000 104
308
Total Australia (Cost $3,169) 3,786
AUSTRIA 0.2%
Common Stocks 0.2%
BAWAG Group  10,640 1,343
Erste Group Bank  3,245 297
OMV  1,993 101
SBO  2,419 80
Total Austria (Cost $792) 1,821
BAHRAIN 0.0%
Common Stocks 0.0%
Aluminium Bahrain  31,488 79
Total Bahrain (Cost $87) 79
BANGLADESH 0.0%
Common Stocks 0.0%
BRAC Bank  301,630 174
Marico Bangladesh  2,699 63
Square Pharmaceuticals  27,992 53
Total Bangladesh (Cost $213) 290
BELGIUM 0.1%
Common Stocks 0.1%
Aedifica  556 41
Shurgard Self Storage  1,759 70
Syensqo  473 38

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Warehouses De Pauw  19,646 458
Total Belgium (Cost $566) 607
BRAZIL 0.3%
Common Stocks 0.3%
B3  64,279 144
Itau Unibanco Holding, ADR (USD)  75,967 476
Klabin  39,331 130
Localiza Rent a Car  46,013 284
Multiplan Empreendimentos Imobiliarios  26,098 117
NU Holdings, Class A (USD) (1) 30,080 368
Raia Drogasil  150,259 362
TOTVS  11,500 89
Vale  21,276 203
WEG  51,249 339
Total Brazil (Cost $2,609) 2,512
CANADA 1.5%
Closed-End Mutual Funds 0.0%
Sprott Physical Uranium Trust (1) 1,400 23
23
Common Stocks 1.3%
Agnico Eagle Mines  4,051 503
Agnico Eagle Mines (USD)  682 85
Alamos Gold, Class A  8,356 203
Alamos Gold, Class A (USD)  2,236 54
Aritzia (1) 1,512 81
Artemis Gold (1) 7,932 145
AtkinsRealis Group  2,565 182
ATS (1) 2,571 78
Badger Infrastructure Solutions  4,121 156
Barrick Mining  4,086 86
Brookfield  3,323 223
BRP  1,443 73
Cameco (USD)  3,087 231
Canadian Apartment Properties REIT  1,866 60
Canadian National Railway (USD)  2,332 218
Canadian Natural Resources  6,188 196
Capstone Copper (1) 27,609 155

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Cenovus Energy  12,366 188
Colliers International Group (USD)  630 95
Constellation Software  55 190
Constellation Software, Warrants, 3/31/40 (1)(4) 79 —
Definity Financial, Acquisition Date: 5/28/25, Cost $14 (1)(5) 298 15
Definity Financial  9,845 530
Descartes Systems Group (1) 2,139 226
Descartes Systems Group (USD) (1) 1,467 155
Discovery Silver (1) 19,964 47
Dundee Precious Metals  8,370 135
Element Fleet Management  17,117 445
Enbridge (USD)  4,553 206
Energy Fuels (USD) (1) 4,410 40
Equinox Gold (1) 4,211 26
ERO Copper (1)(2) 25,937 351
Exchange Income (2) 2,996 142
First Quantum Minerals (1) 9,033 152
Foran Mining (1) 14,110 26
Franco-Nevada  3,199 510
Franco-Nevada (USD) (2) 702 112
G Mining Ventures (1) 8,100 95
Great-West Lifeco  7,209 271
Ivanhoe Mines, Class A (1) 8,752 68
Jamieson Wellness  3,927 95
Kelt Exploration (1) 3,754 20
Kinaxis (1) 990 147
Kinross Gold  5,147 82
Lundin Gold  1,496 69
Magna International (USD)  867 36
Montage Gold (1) 5,132 16
National Bank of Canada  2,952 307
NGEx Minerals (1) 5,952 84
Novagold Resources (USD) (1) 5,076 26
NuVista Energy (1) 13,212 140
OR Royalties  11,410 316
Orla Mining (1) 3,771 35
Precision Drilling (1) 537 30
Richelieu Hardware  2,630 66
Robex Resources, CDI (AUD) (1) 2,767 6
Shopify, Class A (1) 477 58
Shopify, Class A (USD) (1) 3,544 433
Skeena Resources (1) 8,348 118
Snowline Gold (1) 8,905 61

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
South Bow  2,549 67
StorageVault Canada  28,661 96
Suncor Energy  4,195 166
Suncor Energy (USD)  2,053 81
Teck Resources, Class B (USD) (2) 5,087 165
TMX Group  1,458 59
Torex Gold Resources (1) 352 10
Tourmaline Oil  1,889 80
West Fraser Timber  1,027 71
Wheaton Precious Metals  5,634 515
10,209
Corporate Bonds 0.2%
Canadian Natural Resources, 2.95%, 7/15/30 (USD)  110,000 101
Canadian Pacific Railway, 1.75%, 12/2/26 (USD)  130,000 125
Canadian Pacific Railway, 2.875%, 11/15/29 (USD)  235,000 220
Canadian Pacific Railway, 3.50%, 5/1/50 (USD)  155,000 110
Canadian Pacific Railway, 4.30%, 5/15/43 (USD)  25,000 21
Enbridge, 4.60%, 6/20/28 (USD)  15,000 15
Enbridge, 5.625%, 4/5/34 (USD)  65,000 66
Enbridge, 6.20%, 11/15/30 (USD)  45,000 48
Rogers Communications, 5.00%, 2/15/29 (USD)  165,000 167
Royal Bank of Canada, 2.30%, 11/3/31 (USD)  250,000 219
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29
(USD) (3) 35,000 35
Toronto-Dominion Bank, 4.994%, 4/5/29 (USD)  90,000 92
TR Finance, 3.35%, 5/15/26 (USD)  10,000 10
1,229
Government Bonds 0.0%
Province of Alberta, 3.30%, 3/15/28 (USD)  135,000 133
Province of British Columbia, 4.20%, 7/6/33 (USD)  320,000 312
Province of New Brunswick, 3.625%, 2/24/28 (USD)  250,000 247
692
Total Canada (Cost $8,754) 12,153
CAYMAN ISLANDS 0.1%
Convertible Preferred Stocks 0.1%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $89
(USD) (1)(4)(5) 1,810 538
Total Cayman Islands (Cost $89) 538

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
CHILE 0.1%
Common Stocks 0.0%
Antofagasta (GBP)  10,520 259
259
Corporate Bonds 0.1%
Celulosa Arauco y Constitucion, 5.50%, 11/2/47 (USD)  250,000 220
Corp. Nacional del Cobre de Chile, 3.00%, 9/30/29 (USD) (3) 220,000 205
425
Total Chile (Cost $560) 684
CHINA 1.8%
Common Stocks 1.4%
58.com (USD) (1)(4) 5,864 —
Alibaba Group Holding (HKD)  64,128 964
ATRenew, ADR (USD) (1) 6,800 22
Baidu, Class A (HKD) (1) 4,952 54
BeOne Medicines, ADR (USD) (1) 347 104
BOC Aviation (HKD)  8,500 77
Bosideng International Holdings (HKD)  162,000 92
C&D International Investment Group (HKD)  31,000 63
China Construction Bank, Class H (HKD)  483,000 494
China Mengniu Dairy (HKD)  23,000 48
China Pacific Insurance Group, Class H (HKD)  98,000 395
China Resources Beer Holdings (HKD)  58,500 194
China Resources Land (HKD)  72,000 264
China Resources Mixc Lifestyle Services (HKD)  102,000 474
China Tower, Class H (HKD)  197,000 276
CMOC Group, Class H (HKD)  294,000 334
Foshan Haitian Flavouring & Food, Class H (HKD) (1) 1,400 6
Fosun International (HKD)  43,500 30
H World Group (HKD)  25,700 80
H World Group, ADR (USD)  7,800 243
Kanzhun, ADR (USD) (1) 21,819 414
KE Holdings, ADR (USD)  5,306 98
KE Holdings, Class A (HKD)  42,811 262
Kingboard Laminates Holdings (HKD)  68,500 88
Li Auto, Class A (HKD) (1) 17,200 225
MINISO Group Holding (HKD)  9,200 44

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
NetEase (HKD)  17,645 461
PDD Holdings, ADR (USD) (1) 3,628 412
Shandong Weigao Group Medical Polymer, Class H (HKD)  113,200 100
Shenzhou International Group Holdings (HKD)  44,800 322
Tencent Holdings (HKD)  40,663 2,847
Tencent Holdings, ADR (USD)  3,481 244
Tencent Music Entertainment Group, ADR (USD)  19,647 412
Tongcheng Travel Holdings (HKD)  22,000 55
Xiaomi, Class B (HKD) (1) 61,000 410
Yum China Holdings (USD)  5,429 253
Zijin Mining Group, Class H (HKD)  84,000 223
ZTO Express Cayman (HKD)  18,924 369
11,453
Common Stocks - China A Shares 0.4%
Beijing Huafeng Test & Control Technology, A Shares (CNH)  3,009 59
China Jushi, A Shares (CNH)  36,100 62
CNOOC Energy Technology & Services, A Shares (CNH)  66,900 38
Contemporary Amperex Technology, A Shares (CNH)  10,400 381
CRRC, A Shares (CNH)  338,540 347
Dongguan Yiheda Automation, A Shares (CNH)  11,900 38
Electric Connector Technology, A Shares (CNH)  12,400 84
Fuyao Glass Industry Group, A Shares (CNH)  24,000 182
Hongfa Technology, A Shares (CNH)  44,324 151
Jiangsu Hengrui Pharmaceuticals, A Shares (CNH)  26,400 231
Jiangsu Zhongtian Technology, A Shares (CNH)  30,500 59
Kweichow Moutai, A Shares (CNH)  260 51
Loncin Motor, A Shares (CNH)  37,100 62
NARI Technology, A Shares (CNH)  15,921 48
OmniVision Integrated Circuits Group, A Shares (CNH)  19,900 334
Riyue Heavy Industry, A Shares (CNH)  38,100 64
Sany Heavy Industry, A Shares (CNH)  100,100 277
Shenzhen Envicool Technology, A Shares (CNH)  12,350 69
Shenzhen Inovance Technology, A Shares (CNH)  8,800 77
Shenzhen Jufei Optoelectronics, A Shares (CNH)  62,100 54
TCL Technology Group, A Shares (CNH)  13,800 8
WUS Printed Circuit Kunshan, A Shares (CNH)  11,500 89
Wuxi Xinje Electric, A Shares (CNH)  7,900 60
Xiamen Faratronic, A Shares (CNH)  5,368 82
Xuji Electric, A Shares (CNH)  23,500 74
Yankershop Food, A Shares (CNH)  9,300 88
Yantai Jereh Oilfield Services Group, A Shares (CNH)  13,100 71
Yunnan Aluminium, A Shares (CNH)  41,100 88

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Zhejiang Dingli Machinery, A Shares (CNH)  10,600 73
3,301
Total China (Cost $11,071) 14,754
COLOMBIA 0.0%
Common Stocks 0.0%
Grupo Cibest, ADR (USD)  346 15
Total Colombia (Cost $11) 15
DENMARK 0.1%
Common Stocks 0.1%
Coloplast, Class B (2) 3,784 346
Novo Nordisk, ADR (USD)  2,284 107
Novo Nordisk, Class B  9,193 428
Royal Unibrew  879 66
Zealand Pharma (1)(2) 1,591 82
Total Denmark (Cost $1,408) 1,029
EGYPT 0.0%
Common Stocks 0.0%
Integrated Diagnostics Holdings (USD) (1) 18,323 6
Total Egypt (Cost $11) 6
FINLAND 0.3%
Common Stocks 0.3%
Elisa  4,109 212
Kojamo (1) 32,323 410
Mandatum  72,429 491
Sampo, Class A  77,449 831
Stora Enso, Class R  44,587 459
UPM-Kymmene  1,845 48
Valmet (2) 3,138 113
Total Finland (Cost $2,004) 2,564

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
FRANCE 1.6%
Common Stocks 1.6%
Air Liquide  2,311 455
Airbus  4,851 975
Alstom (1) 4,369 103
ArcelorMittal  5,875 183
AXA  13,763 668
Beneteau  9,238 86
BNP Paribas  2,866 261
Cie de Saint-Gobain  1,606 184
Dassault Aviation  731 228
Dassault Systemes  7,120 234
Edenred  17,751 507
Engie  17,660 397
Eramet (2) 1,194 66
EssilorLuxottica  692 206
Eurofins Scientific  2,352 180
Euronext  175 28
Exosens  1,921 90
Forvia (1) 3,171 40
Hermes International  39 95
Kering  596 146
L'Oreal  534 236
Lectra  2,842 79
Legrand  1,409 208
Nexity (1) 8,149 106
Planisware  4,368 106
Robertet  140 132
Safran  1,815 599
Sanofi  6,865 616
Sartorius Stedim Biotech  2,276 455
Schneider Electric  2,091 541
Societe Generale  14,417 920
SPIE  17,171 1,011
Teleperformance  683 67
Thales  624 168
TotalEnergies  29,649 1,763
Vinci  814 113
Virbac  502 199
12,451

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.0%
BNP Paribas, VR, 2.871%, 4/19/32 (USD) (3)(6) 350,000 312
312
Total France (Cost $8,593) 12,763
GERMANY 1.5%
Common Stocks 1.4%
Adesso (2) 516 48
adidas  2,304 440
BASF  5,775 283
Beiersdorf  2,270 282
Covestro (1) 3,527 239
Daimler Truck Holding  10,936 532
Deutsche Post  2,445 109
Deutsche Telekom  25,294 907
flatexDEGIRO  8,655 262
Heidelberg Materials  1,351 312
Hypoport (1) 361 77
Infineon Technologies  10,216 401
IONOS Group (1) 2,506 119
KION Group  4,793 295
LEG Immobilien  521 41
Mercedes-Benz Group  1,432 81
Merck  2,353 294
Muenchener Rueckversicherungs-Gesellschaft  771 505
Puma  1,450 31
QIAGEN  2,203 109
Redcare Pharmacy (1)(2) 3,043 337
Rheinmetall  90 178
SAP  5,811 1,662
Schott Pharma  6,313 170
Scout24  693 93
Siemens  8,848 2,254
Siemens Healthineers  13,371 720
Siltronic (2) 2,864 124
Springer Nature  8,415 180
Symrise  3,587 325
thyssenkrupp  3,619 42
11,452

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.1%
Daimler Trucks Finance North America, 3.65%, 4/7/27
(USD) (3) 155,000 153
Mercedes-Benz Finance North America, 4.80%, 3/30/26
(USD) (3) 155,000 155
308
Preferred Stocks 0.0%
Volkswagen  1,196 125
125
Total Germany (Cost $7,861) 11,885
HONG KONG 0.2%
Common Stocks 0.2%
AIA Group  77,000 718
CK Hutchison Holdings  13,500 88
Galaxy Entertainment Group  19,000 93
Guming Holdings (1)(2) 14,800 43
Hongkong Land Holdings (USD)  13,500 82
Jardine Matheson Holdings (USD)  5,100 277
Kerry Properties  19,000 51
Samsonite Group (2) 52,500 107
Sun Hung Kai Properties  7,083 84
Swire Properties  25,400 68
Techtronic Industries  17,500 209
Wharf Real Estate Investment  10,000 32
Yue Yuen Industrial Holdings  13,500 21
Total Hong Kong (Cost $1,462) 1,873
HUNGARY 0.1%
Common Stocks 0.1%
OTP Bank  6,420 521
Total Hungary (Cost $190) 521
ICELAND 0.0%
Common Stocks 0.0%
Alvotech (1) 4,317 40
Alvotech (USD) (1) 4,917 44

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Arion Banki  54,630 78
Total Iceland (Cost $174) 162
INDIA 1.1%
Common Stocks 1.1%
Astral  12,278 196
Axis Bank  8,986 109
Bajaj Finance  30,416 304
Bharti Airtel  27,290 594
Blue Star  4,046 80
Craftsman Automation  272 21
CreditAccess Grameen  5,223 74
Cummins India  6,959 281
Divi's Laboratories  2,181 163
Dixon Technologies India  583 111
Eternal (1) 37,159 130
HDFC Bank  8,426 193
HDFC Life Insurance  48,518 417
Hexaware Technologies  8,444 68
ICICI Bank  62,454 1,052
ICICI Bank, ADR (USD)  2,562 86
Info Edge India  5,425 86
Infosys  33,213 565
InterGlobe Aviation (1) 559 38
Jindal Steel & Power  1,508 17
JSW Steel  4,510 54
KEI Industries  968 42
Kotak Mahindra Bank  31,786 716
Larsen & Toubro  11,410 472
MakeMyTrip (USD) (1) 2,125 199
Metro Brands  4,172 59
Nexus Select Trust  24,697 41
NTPC  33,824 128
NTPC Green Energy (1) 7,717 9
Page Industries  181 101
Polycab India  1,904 148
Power Grid Corp. of India  108,451 359
Reliance Industries  41,942 662
Sapphire Foods India (1) 20,865 75
Swiggy (1) 13,124 60
Tata Steel  48,110 86
Titan  6,378 243

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Torrent Pharmaceuticals  1,768 75
Varun Beverages  5,377 32
Vedant Fashions  4,288 37
Voltas  13,812 208
Total India (Cost $6,731) 8,391
INDONESIA 0.1%
Common Stocks 0.1%
Bank Central Asia  1,674,100 839
Bank Rakyat Indonesia Persero  272,200 61
Telkom Indonesia Persero  465,500 82
Total Indonesia (Cost $703) 982
IRELAND 0.4%
Common Stocks 0.4%
Cairn Homes (GBP)  36,593 91
DCC (GBP)  1,914 120
ICON (USD) (1) 1,114 188
Kenmare Resources (GBP)  2,364 10
Kingspan Group  4,766 396
Ryanair Holdings, ADR (USD)  3,976 248
TE Connectivity (USD)  8,435 1,735
2,788
Corporate Bonds 0.0%
AerCap Ireland Capital, 2.45%, 10/29/26 (USD)  150,000 146
146
Total Ireland (Cost $2,165) 2,934
ISRAEL 0.0%
Common Stocks 0.0%
CyberArk Software (USD) (1) 542 223
Total Israel (Cost $198) 223
ITALY 0.6%
Common Stocks 0.6%
Amplifon  24,864 419

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Ariston Holding  10,574 55
Banca Mediolanum  3,288 58
BFF Bank (1) 7,529 89
Carel Industries  5,929 161
DiaSorin  839 82
Enel  27,126 239
Ermenegildo Zegna (USD) (2) 12,851 103
Ferrari  189 83
Ferrari (USD)  576 255
FinecoBank Banca Fineco  7,690 164
Generali  8,864 331
GVS (1) 10,547 59
Interpump Group  4,108 169
Intesa Sanpaolo  32,317 195
Leonardo  4,475 241
Moncler  2,597 138
PRADA (HKD)  44,100 240
Prysmian  4,258 340
Stellantis  5,366 47
Technoprobe (1) 4,979 41
UniCredit  12,732 937
4,446
Corporate Bonds 0.0%
Enel Finance International, 2.125%, 7/12/28 (USD) (3) 200,000 187
187
Total Italy (Cost $3,204) 4,633
JAPAN 3.5%
Common Stocks 3.4%
Aiful  125,300 370
Ajinomoto  9,900 262
Asahi Group Holdings  10,400 132
Asics  6,400 150
BIPROGY  1,700 69
Calbee  2,900 53
Chugai Pharmaceutical (2) 11,700 561
CKD (2) 9,800 175
Daicel  19,800 170
Daiei Kankyo  6,700 138
Daikin Industries  500 61

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Daiwabo Holdings  8,700 160
Denso  9,800 133
Disco  900 266
Electric Power Development  2,300 40
Fujitsu  6,500 142
Fukuoka Financial Group  2,100 57
Fuso Chemical  3,600 102
Hamamatsu Photonics  6,000 73
Hanwa  9,100 367
Hikari Tsushin (2) 800 215
Hitachi  20,400 624
Honda Motor  11,600 120
Horiba  3,500 257
Hoya  800 101
Idec  3,900 59
IHI  700 78
Invincible Investment  104 46
Isetan Mitsukoshi Holdings  17,600 249
Isuzu Motors (2) 7,500 96
ITOCHU  7,400 388
Japan Prime Realty Investment  76 50
Japan Real Estate Investment  61 49
Kajima  1,100 28
Kawasaki Heavy Industries  1,100 80
KDDI  22,300 366
Keyence  300 109
Kitazato (1) 10,000 112
Komatsu  5,100 164
Konica Minolta (1) 61,500 200
Kubota  12,200 137
Kyoritsu Maintenance (2) 3,600 87
Kyushu Railway  5,900 143
MatsukiyoCocokara  5,000 103
METAWATER  10,000 182
MINEBEA MITSUMI  5,100 80
Mitsubishi  6,300 124
Mitsubishi Electric  34,000 765
Mitsubishi Estate  28,600 535
Mitsubishi UFJ Financial Group  94,100 1,297
Mitsui Fudosan  42,500 380
Miura  15,200 303
Modec  6,300 268
Nakanishi  8,000 103

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
NEC  7,500 215
Nextage  22,600 281
Nifco  14,000 342
Nintendo  3,300 276
Nippon Prologis REIT  72 39
Nippon Sanso Holdings  6,100 216
Nippon Seiki  10,300 106
Nippon Soda  11,800 268
Nippon Steel  18,200 351
Nissan Chemical  2,400 78
Niterra  8,800 303
Nomura Real Estate Holdings  15,900 88
Nomura Research Institute  3,400 135
Obara Group  5,900 151
Oji Holdings  51,600 251
Olympus  13,200 158
Open House Group  5,200 230
ORIX  17,500 393
Panasonic Holdings  13,700 130
Park24  10,000 126
Penta-Ocean Construction  24,300 157
Persol Holdings  54,400 104
Rakuten Bank (1) 1,900 89
Recruit Holdings  7,700 457
Relo Group  13,000 149
Renesas Electronics  57,000 693
Rengo  31,000 180
Resona Holdings  40,800 371
Resorttrust  13,400 166
Rigaku Holdings  15,300 78
Round One (2) 13,600 140
Sakata INX  14,100 201
Sankyu (2) 3,200 188
Sega Sammy Holdings  8,800 180
Seven & i Holdings  55,300 729
Shimizu  9,000 100
Shin-Etsu Chemical  21,700 624
Sony Group  48,000 1,155
Stanley Electric  1,500 28
Subaru  5,800 107
SUMCO  4,400 34
Sumitomo  21,300 544
Sumitomo Mitsui Trust Group  5,800 152

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Sumitomo Seika Chemicals  1,600 48
Suntory Beverage & Food  2,200 66
Suzuki Motor  12,200 134
Sysmex  4,600 75
Taiheiyo Cement (2) 16,000 391
Takashimaya (2) 21,800 168
Takeda Pharmaceutical  10,300 283
Takeuchi Manufacturing  3,900 139
TechnoPro Holdings  5,200 165
Tokai Carbon (2) 29,300 200
Tokio Marine Holdings  19,200 771
Tokyo Century  5,200 60
Tokyo Electron  1,200 191
Tokyo Kiraboshi Financial Group  4,900 211
Tokyo Seimitsu  2,500 156
Tokyo Tatemono  6,200 104
Toyo Tire  17,100 362
Toyota Motor  50,200 893
Toyota Tsusho  8,500 195
Unicharm (2) 24,600 170
Yamaha (2) 24,900 179
Yokogawa Electric  7,700 205
27,308
Corporate Bonds 0.1%
Mitsubishi UFJ Financial Group, VR, 1.538%, 7/20/27
(USD) (6) 300,000 291
NTT Finance, 4.876%, 7/16/30 (USD) (3) 200,000 201
492
Total Japan (Cost $20,179) 27,800
KAZAKHSTAN 0.1%
Common Stocks 0.1%
Halyk Savings Bank of Kazakhstan, GDR (USD)  6,786 168
Kaspi.KZ, ADR (USD)  3,197 252
NAC Kazatomprom, GDR (USD)  5,218 215
Total Kazakhstan (Cost $386) 635

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
KENYA 0.0%
Common Stocks 0.0%
Equity Group Holdings  262,500 103
Total Kenya (Cost $92) 103
LITHUANIA 0.0%
Common Stocks 0.0%
Ignitis Grupe  3,266 77
Total Lithuania (Cost $79) 77
MAURITIUS 0.0%
Common Stocks 0.0%
Alphamin Resources (CAD)  80,805 54
Total Mauritius (Cost $52) 54
MEXICO 0.3%
Common Stocks 0.2%
Arca Continental  21,792 227
Grupo Aeroportuario del Pacifico, ADR (USD)  1,287 296
Grupo Aeroportuario del Sureste, ADR (USD)  256 78
Grupo Mexico, Series B  101,713 635
Industrias Penoles (1) 3,455 91
Wal-Mart de Mexico  82,270 242
1,569
Corporate Bonds 0.0%
BBVA Mexico Institucion De Banca Multiple Grupo Financiero,
5.25%, 9/10/29 (USD)  215,000 219
219
Government Bonds 0.1%
United Mexican States, 3.50%, 2/12/34 (USD)  305,000 256
256
Total Mexico (Cost $1,748) 2,044

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
MOROCCO 0.1%
Common Stocks 0.1%
Attijariwafa Bank  2,274 186
Hightech Payment Systems  2,460 158
Label Vie  192 100
Vicenne (1) 123 6
Total Morocco (Cost $317) 450
NETHERLANDS 1.1%
Common Stocks 1.0%
Aalberts  1,958 63
ABN AMRO Bank, CVA  7,557 218
Adyen (1) 528 906
AerCap Holdings (USD)  2,547 273
Akzo Nobel  6,328 397
Argenx, ADR (USD) (1) 548 367
ASM International  515 249
ASML Holding  1,845 1,279
ASML Holding (USD)  391 272
ASR Nederland  1,493 99
BE Semiconductor Industries  1,885 255
CVC Capital Partners  23,814 457
Heineken  9,212 723
IMCD  1,789 196
ING Groep  51,490 1,200
Koninklijke Philips  18,144 474
Prosus  8,409 480
Signify  3,328 80
Universal Music Group  17,499 503
8,491
Corporate Bonds 0.1%
JDE Peet's, 1.375%, 1/15/27 (USD) (3) 290,000 275
NXP, 2.65%, 2/15/32 (USD)  375,000 326
601
Total Netherlands (Cost $6,173) 9,092

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
NEW ZEALAND 0.0%
Common Stocks 0.0%
Fisher & Paykel Healthcare  4,514 98
98
Corporate Bonds 0.0%
Westpac New Zealand, 5.195%, 2/28/29 (USD) (3) 200,000 204
204
Total New Zealand (Cost $212) 302
NIGERIA 0.0%
Common Stocks 0.0%
Guaranty Trust Holding  1,098,856 71
Nestle Nigeria (1) 20,994 26
Total Nigeria (Cost $54) 97
NORWAY 0.2%
Common Stocks 0.2%
DNB Bank  29,559 748
Equinor  9,996 257
Seadrill (USD) (1) 1,300 38
Storebrand  7,342 104
Subsea 7  10,621 206
TGS  13,876 102
Var Energi  7,479 25
Total Norway (Cost $941) 1,480
OMAN 0.0%
Common Stocks 0.0%
OQ Gas Networks  323,784 126
Total Oman (Cost $120) 126

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
PAKISTAN 0.0%
Common Stocks 0.0%
Systems  259,453 126
Total Pakistan (Cost $88) 126
PANAMA 0.0%
Government Bonds 0.0%
Republic of Panama, 6.70%, 1/26/36 (USD)  25,000 25
Total Panama (Cost $27) 25
PERU 0.1%
Common Stocks 0.1%
Credicorp (USD)  37 9
InRetail Peru (USD)  3,221 87
Southern Copper (USD)  3,074 289
385
Government Bonds 0.0%
Republic of Peru, 5.375%, 2/8/35 (USD)  40,000 40
40
Total Peru (Cost $324) 425
PHILIPPINES 0.1%
Common Stocks 0.1%
BDO Unibank  154,354 377
International Container Terminal Services  4,890 38
Jollibee Foods  35,820 133
Puregold Price Club  42,100 29
SM Investments  5,970 83
Total Philippines (Cost $587) 660
POLAND 0.1%
Common Stocks 0.1%
Bank Polska Kasa Opieki  11,477 623

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Pepco Group  11,504 71
694
Government Bonds 0.0%
Republic of Poland, Series 10Y, 3.25%, 4/6/26 (USD)  55,000 55
55
Total Poland (Cost $734) 749
PORTUGAL 0.3%
Common Stocks 0.3%
Banco Comercial Portugues, Class R  178,002 146
Galp Energia  37,159 709
Jeronimo Martins  48,727 1,188
Total Portugal (Cost $1,320) 2,043
QATAR 0.0%
Common Stocks 0.0%
Qatar National Bank  73,732 379
Total Qatar (Cost $350) 379
ROMANIA 0.1%
Common Stocks 0.1%
Banca Transilvania  48,272 300
MED Life (1) 8,293 14
OMV Petrom  780,434 137
Total Romania (Cost $250) 451
RUSSIA 0.0%
Common Stocks 0.0%
Alrosa (4) 80,680 —
Polyus (1)(4) 2,940 —
Total Russia (Cost $180) —
SAUDI ARABIA 0.2%
Common Stocks 0.2%
Al Rajhi Bank  21,900 552

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Saudi Arabian Mining (1) 1,272 18
Saudi National Bank  65,476 653
Total Saudi Arabia (Cost $1,115) 1,223
SINGAPORE 0.3%
Common Stocks 0.3%
CapitaLand Integrated Commercial Trust  38,340 65
DBS Group Holdings  6,580 242
Digital Core REIT Management (USD)  42,800 22
Keppel DC REIT  36,200 66
NTT DC REIT (USD) (1) 60,400 57
Sea, ADR (USD) (1) 8,866 1,389
United Overseas Bank  12,400 344
Total Singapore (Cost $1,342) 2,185
SLOVENIA 0.1%
Common Stocks 0.1%
Nova Ljubljanska Banka dd  420 80
Nova Ljubljanska Banka dd, GDR  16,311 603
Total Slovenia (Cost $404) 683
SOUTH AFRICA 0.2%
Common Stocks 0.2%
Anglogold Ashanti  5,133 233
Capitec Bank Holdings  1,643 319
Clicks Group  13,832 290
Gold Fields  9,090 222
Harmony Gold Mining  4,045 54
Impala Platinum Holdings (1) 18,078 171
Northam Platinum Holdings  4,203 48
Sibanye Stillwater (1) 25,289 53
Valterra Platinum (GBP) (1) 1,037 46
Valterra Platinum  4,131 186
1,622

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.0%
Anglo American Capital, 2.625%, 9/10/30 (USD) (3) 200,000 180
180
Total South Africa (Cost $1,259) 1,802
SOUTH KOREA 0.7%
Common Stocks 0.7%
HD Hyundai Marine Solution  483 71
Hyundai Mobis  2,325 491
Hyundai Motor  328 50
JYP Entertainment  2,052 107
KB Financial Group  6,348 504
KT  4,867 196
KT, ADR (USD)  6,312 127
LG Chem  213 46
POSCO Holdings  504 111
Samsung Electronics  48,072 2,450
SK Hynix  5,061 981
SK Square (1) 775 83
Total South Korea (Cost $3,527) 5,217
SPAIN 0.2%
Common Stocks 0.2%
Aedas Homes (2) 2,654 64
Amadeus IT Group  11,008 884
Banco Santander  32,555 280
Cellnex Telecom  1,691 60
Fluidra  4,355 109
HBX Group International (1) 2,009 19
Laboratorios Farmaceuticos Rovi (2) 2,636 163
Linea Directa Aseguradora Cia de Seguros y Reaseguros  23,575 36
Puig Brands, Class B  4,643 86
1,701
Corporate Bonds 0.0%
Banco Santander, 3.49%, 5/28/30 (USD)  200,000 189
189
Total Spain (Cost $1,273) 1,890

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SWEDEN 0.4%
Common Stocks 0.4%
Asker Healthcare Group (1) 6,107 62
Assa Abloy, Class B  14,520 481
Autoliv, SDR  1,746 194
Beijer Ref (2) 5,744 96
Camurus (1) 1,650 115
Essity, Class B  12,788 315
HMS Networks (1) 1,456 61
Millicom International Cellular (USD)  5,285 212
MIPS (2) 1,889 80
Nordnet  4,011 108
Rusta  9,083 71
Saab, Class B  780 43
Sandvik  24,852 606
Skandinaviska Enskilda Banken, Class A  11,691 205
Spotify Technology (USD) (1) 305 191
Sweco, Class B  4,584 72
Swedbank, Class A  4,716 126
Telefonaktiebolaget LM Ericsson, Class B  35,628 259
Trelleborg, Class B  2,007 73
Troax Group  3,166 44
Total Sweden (Cost $2,597) 3,414
SWITZERLAND 0.9%
Common Stocks 0.9%
ABB  5,484 358
Alcon  6,898 605
Alcon (USD)  8,400 735
Bossard Holding  273 58
Cie Financiere Richemont, Class A  2,248 367
DKSH Holding  2,103 145
Georg Fischer  988 77
Holcim  2,653 212
Julius Baer Group  4,691 317
Montana Aerospace (1) 10,102 352
Nestle  7,437 650
Novartis  4,751 541
Partners Group Holding  310 417
Roche Holding  3,890 1,214

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Sandoz Group  2,343 134
SKAN Group  453 42
Sonova Holding  1,328 361
Straumann Holding  1,899 231
Tecan Group  442 88
TX Group  107 29
UBS Group  5,219 194
7,127
Corporate Bonds 0.0%
UBS Group, VR, 1.364%, 1/30/27 (USD) (3)(6) 300,000 295
295
Total Switzerland (Cost $5,734) 7,422
TAIWAN 1.3%
Common Stocks 1.3%
Airtac International Group  6,000 171
China Steel  62,000 40
CTBC Financial Holding  304,000 418
Delta Electronics  13,000 245
E Ink Holdings  7,000 48
E.Sun Financial Holding  135,342 145
Elite Material  11,000 403
Hon Hai Precision Industry  50,000 294
King Yuan Electronics  101,000 395
Lotes  6,000 280
MediaTek  6,000 272
MPI  2,000 69
Taiwan Semiconductor Manufacturing  159,000 6,121
Taiwan Semiconductor Manufacturing, ADR (USD)  5,629 1,360
Total Taiwan (Cost $3,886) 10,261
THAILAND 0.0%
Common Stocks 0.0%
CP ALL  189,100 274
Total Thailand (Cost $278) 274

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
TÜRKIYE 0.0%
Common Stocks 0.0%
BIM Birlesik Magazalar  16,977 222
TAV Havalimanlari Holding (1) 6,045 36
Total Türkiye (Cost $250) 258
UNITED KINGDOM 3.0%
Common Stocks 2.8%
Admiral Group  13,743 619
Adriatic Metals, CDI (AUD) (1) 41,993 152
Anglo American  9,003 253
Ashtead Group  916 61
AstraZeneca  5,870 856
AstraZeneca, ADR (USD)  26,931 1,968
Auction Technology Group (1) 29,051 189
Aviva  85,476 730
Baltic Classifieds Group  2,166 10
Barclays  98,338 481
Big Yellow Group  16,075 198
BP  62,945 337
Bridgepoint Group  67,961 293
British American Tobacco  2,562 137
BT Group  147,839 404
Bunzl  18,521 550
Compass Group  10,920 384
ConvaTec Group  41,459 128
Croda International  4,748 163
Diageo  5,672 137
Diploma  1,186 84
Dowlais Group  37,797 35
Endava, ADR (USD) (1) 722 9
Endeavour Mining (CAD)  775 23
Experian  1,463 77
Genuit Group  19,165 98
Genus  4,882 160
Georgia Capital (1) 2,411 68
Glencore  93,195 374
GSK, ADR (USD) (2) 4,712 175
Helios Towers (1) 90,030 141
Hiscox  10,678 182

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
HSBC Holdings  25,185 307
ICG  5,750 165
Imperial Brands  7,652 298
Informa  37,362 427
Investec  10,066 74
IQE (1)(2) 259,351 33
Johnson Matthey  565 13
Kingfisher  54,066 192
Lloyds Banking Group  861,393 883
London Stock Exchange Group  496 60
Marks & Spencer Group  48,463 223
Melrose Industries  34,907 236
National Grid  70,182 986
Next  1,604 260
Oxford Nanopore Technologies (1)(2) 30,136 81
Persimmon  14,924 225
Prudential  17,097 217
QinetiQ Group  16,897 111
RELX  2,570 134
Renishaw  2,092 82
Rightmove  8,553 92
Rio Tinto  6,439 384
Rolls-Royce Holdings  44,322 629
Rosebank Industries (1) 13,006 57
Rotork  46,052 198
Segro  85,105 725
Shell (EUR)  20,922 754
Shell  12,303 442
Shell, ADR (USD)  5,792 418
Smiths Group  3,835 119
Spirax Group  2,557 214
SSE  5,244 129
Standard Chartered  53,548 960
Syncona (1) 33,100 43
Taylor Wimpey  45,964 62
TBC Bank Group  399 26
Unilever (EUR)  1,948 114
Unilever  28,057 1,628
UNITE Group  10,873 107
Watches of Switzerland Group (1) 15,780 73
Weir Group  4,790 168
Wise, Class A (1) 16,181 216
WPP  24,013 130

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Yellow Cake (1) 3,654 24
YouGov  18,891 78
22,273
Convertible Preferred Stocks 0.0%
Yulife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $9 (1)(4)(5) 475 6
6
Corporate Bonds 0.2%
Barclays, VR, 2.279%, 11/24/27 (USD) (6) 335,000 325
BAT Capital, 4.39%, 8/15/37 (USD)  125,000 111
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (USD) (3) 210,000 201
HSBC Holdings, VR, 2.206%, 8/17/29 (USD) (6) 200,000 186
HSBC Holdings, VR, 7.399%, 11/13/34 (USD) (6) 200,000 223
Nationwide Building Society, 1.50%, 10/13/26 (USD) (3) 405,000 391
RELX Capital, 3.00%, 5/22/30 (USD)  100,000 94
Santander U.K. Group Holdings, VR, 2.469%, 1/11/28
(USD) (6) 200,000 193
1,724
Total United Kingdom (Cost $18,654) 24,003
UNITED STATES 71.6%
Asset-Backed Securities 0.4%
Affirm Master Trust, Series 2025-2A, Class A, 4.67%,
7/15/33 (3) 130,000 130
ARI Fleet Lease Trust, Series 2023-B, Class A2, 6.05%,
7/15/32 (3) 49,502 50
Carvana Auto Receivables Trust, Series 2021-P4, Class C,
2.33%, 2/10/28  155,000 149
Chase Auto Owner Trust, Series 2025-1A, Class A3, 4.29%,
6/25/30 (3) 60,000 60
CyrusOne Data Centers Issuer I, Series 2024-2A, Class A2,
4.50%, 5/20/49 (3) 140,000 136
Driven Brands Funding, Series 2020-2A, Class A2, 3.237%,
1/20/51 (3) 121,130 116
Driven Brands Funding, Series 2021-1A, Class A2, 2.791%,
10/20/51 (3) 122,082 114
Elara HGV Timeshare Issuer, Series 2023-A, Class A, 6.16%,
2/25/38 (3) 55,437 57
Elara HGV Timeshare Issuer, Series 2023-A, Class B, 6.53%,
2/25/38 (3) 55,437 57

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Enterprise Fleet Financing, Series 2025-3, Class A3, 4.46%,
9/20/29 (3) 70,000 70
Exeter Select Automobile Receivables Trust, Series 2025-2,
Class A3, 4.43%, 8/15/30  45,000 45
Ford Credit Auto Owner Trust, Series 2020-2, Class C, 1.74%,
4/15/33 (3) 115,000 114
Ford Credit Floorplan Master Owner Trust, Series 2020-2,
Class B, 1.32%, 9/15/27  205,000 202
Hardee's Funding, Series 2024-1A, Class A2, 7.253%,
3/20/54 (3) 83,928 86
Highbridge Loan Management, Series 5A-2015, Class A1R3,
CLO, FRN, 3M TSFR + 1.06%, 5.378%, 10/15/30 (3) 105,482 106
Jamestown XV, Series 2020-15A, Class A1R, CLO, FRN, 3M
TSFR + 1.37%, 5.688%, 7/15/35 (3) 250,000 251
MVW, Series 2019-2A, Class A, 2.22%, 10/20/38 (3) 39,925 39
MVW, Series 2021-1WA, Class B, 1.44%, 1/22/41 (3) 19,691 19
Navient Private Education Refi Loan Trust, Series 2019-CA,
Class A2, 3.13%, 2/15/68 (3) 64,176 63
Navient Private Education Refi Loan Trust, Series 2020-GA,
Class A, 1.17%, 9/16/69 (3) 16,537 15
Navient Private Education Refi Loan Trust, Series 2020-HA,
Class A, 1.31%, 1/15/69 (3) 16,382 15
Nelnet Student Loan Trust, Series 2021-CA, Class AFX,
1.32%, 4/20/62 (3) 99,310 93
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%,
5/21/29 (3) 10,805 11
Octane Receivables Trust, Series 2024-RVM1, Class A,
5.01%, 1/22/46 (3) 78,856 79
PEAC Solutions Receivables, Series 2025-1A, Class A2,
4.94%, 10/20/28 (3) 115,000 115
Post Road Equipment Finance, Series 2025-1A, Class A2,
4.90%, 5/15/31 (3) 100,000 100
Progress Residential Trust, Series 2024-SFR5, Class A,
3.00%, 8/9/29 (3) 100,000 93
ServiceMaster Funding, Series 2021-1, Class A2I, 2.865%,
7/30/51 (3) 123,044 113
Sierra Timeshare Receivables Funding, Series 2025-2A,
Class A, 4.72%, 4/20/44 (3) 100,000 100
Signal Peak, Series 2018-5A, Class A1R, CLO, FRN, 3M
TSFR + 1.55%, 5.868%, 4/25/37 (3) 250,000 251
SMB Private Education Loan Trust, Series 2017-A, Class
A2A, 2.88%, 9/15/34 (3) 3,591 4
SMB Private Education Loan Trust, Series 2018-B, Class
A2A, 3.60%, 1/15/37 (3) 14,110 14
SMB Private Education Loan Trust, Series 2020-B, Class
A1A, 1.29%, 7/15/53 (3) 34,625 32

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SMB Private Education Loan Trust, Series 2021-A, Class
APT1, 1.07%, 1/15/53 (3) 89,573 81
Toyota Lease Owner Trust, Series 2025-A, Class A4, 4.81%,
6/20/29 (3) 85,000 86
TPIC SPV I, Series 2024-1A, Class A, Acquisition Date:
12/10/24, Cost $98, 7.131%, 11/30/44 (4)(5) 97,519 98
Wheels Fleet Lease Funding 1, Series 2025-2A, Class A1,
4.41%, 5/18/40 (3) 170,000 170
3,334
Bond Funds 15.0%
T. Rowe Price Dynamic Global Bond Fund - I Class, 5.20% (7)
(8) 1,972,389 15,326
T. Rowe Price Emerging Markets Bond Fund - I Class,
5.89% (7)(8) 3,137,114 29,458
T. Rowe Price Emerging Markets Local Currency Bond Fund -
I Class, 6.69% (7)(8) 3,319,365 16,265
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 7.09% (7)(8) 769,122 7,268
T. Rowe Price Institutional High Yield Fund - Institutional
Class, 6.38% (7)(8) 2,245,036 17,803
T. Rowe Price International Bond Fund - I Class, 3.66% (7)(8) 3,238,506 23,317
T. Rowe Price International Bond Fund (USD Hedged) - I
Class, 3.58% (7)(8) 1,144,304 9,795
119,232
Common Stocks 30.5%
Abbott Laboratories  11,027 1,391
AbbVie  607 115
Acadia Realty Trust, REIT  9,492 178
Accenture, Class A  3,004 802
Advanced Micro Devices (1) 1,832 323
Agree Realty, REIT (2) 224 16
Alcoa  1,253 38
Alexandria Real Estate Equities, REIT  535 41
Allstate  8,445 1,716
Alnylam Pharmaceuticals (1) 419 164
Alphabet, Class A  8,034 1,542
Alphabet, Class C  34,581 6,669
Amazon.com (1) 41,394 9,691
Amcor  12,099 113
Ameren  16,007 1,619
American Express  5,259 1,574
American Homes 4 Rent, Class A, REIT  7,636 265

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
American Tower, REIT  4,422 921
American Water Works  4,323 606
AMETEK  11,145 2,060
Amphenol, Class A  540 57
Analog Devices  7,870 1,768
Annaly Capital Management, REIT  21,934 446
Apple  35,310 7,329
Apple Hospitality REIT, REIT  4,338 51
AppLovin, Class A (1) 644 252
Atmos Energy  7,352 1,146
AutoZone (1) 317 1,195
AvalonBay Communities, REIT  1,854 345
Avidity Biosciences (1) 922 34
Axis Capital Holdings  1,349 127
Baker Hughes  2,383 107
Ball  13,191 755
Bank of America  40,445 1,912
Becton Dickinson & Company  2,735 487
Berkshire Hathaway, Class B (1) 5,435 2,565
Booking Holdings  239 1,315
Booz Allen Hamilton Holding  4,625 496
Broadcom  17,049 5,007
Broadridge Financial Solutions  2,823 699
Broadstone Net Lease, REIT  379 6
Camden Property Trust, REIT  688 75
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $179 (1)(4)
(5) 105 152
Capital One Financial  1,650 355
Caris Life Sciences, Acquisition Date: 5/11/21 - 7/2/25,
Cost $52 (1)(5) 2,745 77
Carpenter Technology  143 36
Carvana (1) 4,567 1,782
Caterpillar  1,468 643
Cava Group (1) 3,074 271
CBRE Group, Class A (1) 1,568 244
Cencora  7,738 2,214
Charles Schwab  30,565 2,987
Chevron  10,977 1,665
Chipotle Mexican Grill (1) 5,260 226
Chubb  4,110 1,093
Cigna Group  3,668 981
Cintas  470 105
Circle Internet Group (1) 381 70

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Citigroup  11,297 1,059
CME Group  3,241 902
CMS Energy  4,211 311
Coca-Cola  14,506 985
Coeur Mining (1) 3,409 30
Colgate-Palmolive  20,655 1,732
Comcast, Class A  11,304 376
Confluent, Class A (1) 1,037 18
ConocoPhillips  25,377 2,419
Constellation Energy  1,152 401
Corebridge Financial  19,305 686
Corpay (1) 1,461 472
Corteva  997 72
Coupang (1) 1,812 53
Crowdstrike Holdings, Class A (1) 323 147
Crown Castle, REIT  4,281 450
CubeSmart, REIT  6,166 240
Danaher  2,421 477
Datadog, Class A (1) 440 62
Dayforce (1) 4,566 263
Deere  5,933 3,111
Diamondback Energy  2,865 426
Digital Realty Trust, REIT  1,202 212
Dollar Tree (1) 8,855 1,005
DoorDash, Class A (1) 858 215
Douglas Emmett, REIT  6,045 92
DuPont de Nemours  1,109 80
EastGroup Properties, REIT  1,771 289
Elevance Health  2,291 649
Eli Lilly  2,742 2,029
Encompass Health  782 86
EOG Resources  1,765 212
EPR Properties, REIT  146 8
EQT  2,402 129
Equifax  3,634 873
Equinix, REIT  1,111 872
Equity LifeStyle Properties, REIT  3,404 204
Equity Residential, REIT  4,946 313
Essential Properties Realty Trust, REIT  471 14
Essex Property Trust, REIT  3,411 887
Evercore, Class A  998 301
Expand Energy  7,978 836
Expro Group Holdings (1) 4,561 49

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Exxon Mobil  8,661 967
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $2 (1)(4)(5) 120 —
Federal Realty Investment Trust, REIT  647 60
Ferguson Enterprises  2,035 454
Fiserv (1) 1,129 157
Fortinet (1) 2,977 297
Freeport-McMoRan  25,510 1,027
Gaming & Leisure Properties, REIT  1,844 84
GE Vernova  447 295
General Electric  12,174 3,300
Gilead Sciences  18,788 2,110
Goldman Sachs Group  2,307 1,669
Gusto, Acquisition Date: 10/4/21, Cost $24 (1)(4)(5) 826 21
Healthcare Realty Trust, REIT  4,370 67
HF Sinclair  1,633 72
Hilton Worldwide Holdings  649 174
Home Depot  4,687 1,723
HubSpot (1) 295 153
Huntington Bancshares  33,128 544
IDEXX Laboratories (1) 295 158
Ingersoll Rand  7,636 646
Insmed (1) 3,258 349
Intel  14,514 287
Intercontinental Exchange  7,430 1,373
International Paper  38,298 1,790
Intuit  344 270
Intuitive Surgical (1) 1,049 505
Ivanhoe Electric (1) 6,918 66
Ivanhoe Electric, Warrants, 2/11/26 (1) 2,595 7
JPMorgan Chase  17,714 5,248
Kenvue  61,184 1,312
KeyCorp  36,293 650
Keysight Technologies (1) 14,424 2,364
Kilroy Realty, REIT  1,525 56
Kimco Realty, REIT  2,587 55
Kinder Morgan  2,148 60
KLA  669 588
Knife River (1) 432 36
Kodiak Gas Services  1,326 43
L3Harris Technologies  2,415 664
Linde  5,484 2,524
Lineage, REIT (2) 795 34

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Louisiana-Pacific  541 49
Lowe's  4,397 983
Marathon Petroleum  1,270 216
Marriott International, Class A  1,283 338
Marsh & McLennan  4,503 897
Mastercard, Class A  2,681 1,519
McDonald's  5,264 1,580
Merus (1) 948 63
Meta Platforms, Class A  8,764 6,778
MetLife  2,412 183
Mettler-Toledo International (1) 479 591
Microsoft  31,203 16,647
MicroStrategy, Class A (1) 796 320
Middleby (1) 979 142
Molina Healthcare (1) 3,764 594
Mondelez International, Class A  25,083 1,623
Monolithic Power Systems  235 167
Moody's  311 160
Morgan Stanley  4,321 616
MP Materials (1) 1,919 118
Natera (1) 1,806 241
Netflix (1) 3,087 3,579
Newmont  6,365 395
Newmont, CDI (AUD)  1,048 65
NextEra Energy  1,316 93
NNN REIT, REIT  490 20
Norfolk Southern  5,650 1,571
Northrop Grumman  1,619 934
NRG Energy  336 56
Nucor  1,411 202
NVIDIA  83,468 14,846
NXP Semiconductors  993 212
Old Dominion Freight Line  8,370 1,249
ONEOK  1,702 140
O'Reilly Automotive (1) 6,698 659
Ovintiv  2,039 84
Owens Corning  2,443 341
Packaging Corp. of America  3,509 680
Palantir Technologies, Class A (1) 1,914 303
Palo Alto Networks (1) 1,496 260
Parker-Hannifin  3,027 2,215
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $81 (1)(4)
(5) 21,572 7

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Pebblebrook Hotel Trust, REIT  3,210 32
Pentair  8,551 874
Permian Resources  17,129 243
Philip Morris International  340 56
Phillips 66  2,119 262
Pinterest, Class A (1) 12,106 467
Planet Fitness, Class A (1) 3,712 405
PPG Industries  3,669 387
Procter & Gamble  16,586 2,496
Progressive  3,440 833
Prologis, REIT  6,269 669
PTC (1) 2,881 619
Public Storage, REIT  2,842 773
Quest Diagnostics  6,333 1,060
Rad Power Bikes, Class A, Acquisition Date: 9/16/21,
Cost $155 (1)(4)(5) 16,193 3
Range Resources  27,432 1,007
Rayonier, REIT  2,960 69
Realty Income, REIT  1,862 104
Regency Centers, REIT  5,554 397
Reliance  584 169
Repligen (1) 1,431 168
Republic Services  7,153 1,650
Revvity  8,118 714
Rexford Industrial Realty, REIT  8,251 301
ROBLOX, Class A (1) 554 76
Rockwell Automation  771 271
Roper Technologies  342 188
Ross Stores  5,671 774
Royal Gold  85 13
RPM International  556 65
S&P Global  1,532 844
Salesforce  2,417 624
SBA Communications, REIT  319 72
Schlumberger  49,933 1,688
ServiceNow (1) 1,077 1,016
Sherwin-Williams  6,818 2,256
Simon Property Group, REIT  2,616 428
Smartstop Self Storage REIT  4,104 139
Soleno Therapeutics (1) 3,002 260
Southern  8,025 758
Steel Dynamics  6,260 799
Stryker  2,432 955

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Sun Communities, REIT  2,714 337
Synopsys (1) 577 365
T-Mobile U.S.  10,722 2,556
Targa Resources  941 157
TechnipFMC  35,779 1,301
Teledyne Technologies (1) 1,240 683
Tenet Healthcare (1) 5,538 893
Terreno Realty, REIT  4,079 226
Tesla (1) 3,765 1,161
Texas Instruments  7,370 1,334
Thermo Fisher Scientific  535 250
TJX  7,491 933
Tradeweb Markets, Class A  4,524 627
TransDigm Group  70 113
TransUnion  1,479 141
Travelers  6,377 1,660
Ulta Beauty (1) 1,272 655
UnitedHealth Group  6,159 1,537
Upwork (1) 11,281 135
Uranium Energy (1) 28,545 247
Valero Energy  11,994 1,647
Ventas, REIT  6,694 450
Veralto  183 19
Vertex Pharmaceuticals (1) 1,216 556
Vertiv Holdings, Class A  409 60
VICI Properties, REIT  19,659 641
Viper Energy  1,700 64
Visa, Class A  13,323 4,603
Vornado Realty Trust, REIT  3,492 134
Walmart  15,807 1,549
Warrior Met Coal  1,226 63
Waste Connections  1,202 224
Weatherford International  1,071 61
Welltower, REIT  14,107 2,329
Western Alliance Bancorp  2,789 216
Westinghouse Air Brake Technologies  6,774 1,301
Weyerhaeuser, REIT  2,012 50
Williams  4,737 284
WP Carey, REIT  569 36
Xcel Energy  16,524 1,214
242,757

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Convertible Preferred Stocks 0.2%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $97 (1)(4)(5) 2,450 1
ABL Space Systems, Series A-9, Acquisition Date: 10/22/21,
Cost $42 (1)(4)(5) 691 —
Canva, Series A, Acquisition Date: 11/4/21, Cost $7 (1)(4)(5) 4 6
Databricks, Series G, Acquisition Date: 2/1/21, Cost $21 (1)
(4)(5) 348 32
Databricks, Series H, Acquisition Date: 8/31/21, Cost $68 (1)
(4)(5) 927 86
Databricks, Series I, Acquisition Date: 9/14/23, Cost $7 (1)(4)
(5) 96 9
Databricks, Series J, Acquisition Date: 12/17/24, Cost $42 (1)
(4)(5) 459 42
Farmers Business Network, Series D, Acquisition Date:
11/3/17, Cost $1 (1)(4)(5) 43 —
Form Energy, Series F, Acquisition Date: 10/4/24,
Cost $25 (1)(4)(5) 1,051 25
Gusto, Series E, Acquisition Date: 7/13/21, Cost $33 (1)(4)(5) 1,103 28
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $15 (1)(4)(5) 255 17
Jetti Holdings, Series D, Acquisition Date: 9/20/22 - 10/19/22,
Cost $144 (1)(4)(5) 1,084 144
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $71 (1)(4)(5) 2,594 220
Kobold Metals, Series B-Prime, Acquisition Date: 3/21/23,
Cost $122 (1)(4)(5) 2,843 242
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $37 (1)(4)(5) 2,783 26
Lilac Solutions, Series C-1, Acquisition Date: 11/21/22,
Cost $10 (1)(4)(5) 971 9
Perplexity, Series E-1, Acquisition Date: 6/4/25, Cost $48 (1)
(4)(5) 98 48
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $79 (1)(4)(5) 1,666 99
Sortera Tech, Series C-1, Acquisition Date: 4/13/23,
Cost $11 (1)(4)(5) 764 11
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $2 (1)(4)(5) 2,304 3
Tonian Holdings, Series A, Voting Units, Acquisition Date:
1/15/21, Cost $3 (1)(4)(5) 3,239 4
Treeline Biosciences, Series A, Acquisition Date: 9/26/22,
Cost $12 (1)(4)(5) 1,491 11
Treeline Biosciences, Series A-1, Acquisition Date: 10/2/24,
Cost $47 (1)(4)(5) 5,423 41

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Verai Discoveries, Series A, Acquisition Date: 10/17/22,
Cost $16 (1)(4)(5) 802 36
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $143 (1)
(4)(5) 1,669 177
1,317
Corporate Bonds 2.8%
AbbVie, 2.95%, 11/21/26  145,000 142
AbbVie, 4.50%, 5/14/35  30,000 29
AbbVie, 4.80%, 3/15/29  150,000 152
AHS Hospital, 5.024%, 7/1/45  20,000 18
Alcon Finance, 2.60%, 5/27/30 (3) 235,000 216
Alexandria Real Estate Equities, 4.75%, 4/15/35  105,000 100
Ally Financial, 2.20%, 11/2/28  120,000 111
Ameren, 5.70%, 12/1/26  185,000 187
American Airlines PTT, Series 2019-1, Class AA, 3.15%,
2/15/32  134,812 123
American Express, VR, 6.489%, 10/30/31 (6) 285,000 309
American Honda Finance, 4.55%, 7/9/27  135,000 135
American Tower, 1.45%, 9/15/26  355,000 342
Amphenol, 4.75%, 3/30/26  25,000 25
Amphenol, 5.05%, 4/5/29  55,000 56
Aon, 3.875%, 12/15/25  25,000 25
Appalachian Power, 4.45%, 6/1/45  240,000 197
Arthur J Gallagher, 4.85%, 12/15/29  20,000 20
AT&T, 2.75%, 6/1/31  215,000 194
Athene Global Funding, 4.86%, 8/27/26 (3) 175,000 176
Atlassian, 5.25%, 5/15/29  35,000 36
AutoZone, 3.125%, 4/21/26  170,000 168
AutoZone, 3.75%, 6/1/27  70,000 69
Bank of America, 3.50%, 4/19/26  400,000 397
Bank of America, 4.45%, 3/3/26  50,000 50
Bank of America, VR, 4.244%, 4/24/38 (6) 120,000 109
Bank of America, VR, 5.08%, 1/20/27 (6) 225,000 225
Banner Health, 1.897%, 1/1/31  65,000 57
Becton Dickinson & Company, 5.081%, 6/7/29  170,000 172
Berkshire Hathaway Energy, 5.15%, 11/15/43  25,000 24
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (3) 100,000 98
Brixmor Operating Partnership, 3.90%, 3/15/27  195,000 193
Brixmor Operating Partnership, 4.05%, 7/1/30  80,000 78
Broadcom, 4.60%, 7/15/30  115,000 115
Cadence Design Systems, 4.30%, 9/10/29  60,000 60
Cameron LNG, 2.902%, 7/15/31 (3) 40,000 36

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Cameron LNG, 3.701%, 1/15/39 (3) 30,000 25
Cardinal Health, 3.41%, 6/15/27  125,000 123
Cardinal Health, 3.75%, 9/15/25  80,000 80
Carvana, 9.00%, 12/1/28, (9.00% Cash or 12.00% PIK) (3)(9) 16,332 17
Carvana, 9.00%, 6/1/30, (11.00% Cash or 13.00% PIK) (3)(9) 29,330 31
Carvana, 9.00%, 6/1/31, (14.00% PIK) (3)(9) 37,754 45
Caterpillar Financial Services, 5.00%, 5/14/27  240,000 243
Centene, 3.375%, 2/15/30  130,000 117
Centra Health, 4.70%, 1/1/48  385,000 306
Charter Communications Operating, 6.10%, 6/1/29  80,000 83
Charter Communications Operating, 6.15%, 11/10/26  155,000 157
Citigroup, 4.45%, 9/29/27  70,000 70
Citigroup, VR, 3.887%, 1/10/28 (6) 315,000 312
Citigroup, VR, 4.075%, 4/23/29 (6) 100,000 99
CMS Energy, 4.875%, 3/1/44  25,000 22
CNO Global Funding, 2.65%, 1/6/29 (3) 315,000 294
Comcast, 5.50%, 5/15/64  110,000 101
CommonSpirit Health, 2.782%, 10/1/30  50,000 46
Corebridge Financial, 4.40%, 4/5/52  375,000 301
Corebridge Global Funding, 4.65%, 8/20/27 (3) 60,000 60
Cox Communications, 5.45%, 9/1/34 (3) 105,000 103
CRH America Finance, 3.95%, 4/4/28 (3) 400,000 394
Crown Castle, 2.10%, 4/1/31  250,000 215
Crown Castle, 3.70%, 6/15/26  40,000 40
Crown Castle, 4.75%, 5/15/47  30,000 26
CVS Health, 5.40%, 6/1/29  115,000 118
CVS Health, 6.00%, 6/1/63  80,000 76
Dell International, 8.35%, 7/15/46  76,000 96
Diamondback Energy, 5.15%, 1/30/30  35,000 36
DTE Energy, 4.95%, 7/1/27  45,000 45
Elevance Health, 4.101%, 3/1/28  130,000 129
Elevance Health, 4.65%, 1/15/43  20,000 17
Enact Holdings, 6.25%, 5/28/29  21,000 22
Energy Transfer, 5.25%, 4/15/29  120,000 122
Energy Transfer, 5.60%, 9/1/34  175,000 177
Enterprise Products Operating, 4.30%, 6/20/28  100,000 100
EOG Resources, 4.40%, 7/15/28  55,000 55
ERAC USA Finance, 5.40%, 5/1/53 (3) 300,000 287
Essex Portfolio, 2.65%, 3/15/32  135,000 118
Experian Finance, 2.75%, 3/8/30 (3) 200,000 186
Extra Space Storage, 4.00%, 6/15/29  145,000 142
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (6) 55,000 56
FirstEnergy Transmission, 5.00%, 1/15/35  60,000 59

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Fiserv, 3.20%, 7/1/26  100,000 99
Fiserv, 5.45%, 3/15/34  175,000 178
Ford Motor Credit, 7.122%, 11/7/33  200,000 208
Foundry JV Holdco, 6.15%, 1/25/32 (3) 200,000 209
GATX, 6.90%, 5/1/34  270,000 298
General Motors Financial, 2.40%, 4/10/28  305,000 288
George Washington University, Series 2014, 4.30%, 9/15/44  15,000 13
Goldman Sachs Group, 3.85%, 1/26/27  115,000 114
Goldman Sachs Group, 5.15%, 5/22/45  15,000 13
Goldman Sachs Group, 6.75%, 10/1/37  10,000 11
Goldman Sachs Group, VR, 2.615%, 4/22/32 (6) 200,000 178
HCA, 4.125%, 6/15/29  235,000 230
HCA, 5.45%, 9/15/34  85,000 85
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (3) 95,000 96
Healthcare Realty Holdings, 3.625%, 1/15/28  30,000 29
Healthpeak, 2.125%, 12/1/28  80,000 74
Healthpeak, 2.875%, 1/15/31  45,000 41
HF Sinclair, 6.25%, 1/15/35  135,000 137
Honeywell International, 1.10%, 3/1/27  275,000 261
Humana, 5.95%, 3/15/34  110,000 114
Hyundai Capital America, 1.30%, 1/8/26 (3) 145,000 143
Hyundai Capital America, 1.65%, 9/17/26 (3) 180,000 174
Hyundai Capital America, 1.80%, 10/15/25 (3) 55,000 55
Hyundai Capital America, 2.00%, 6/15/28 (3) 235,000 218
Indiana University Health Obligated Group, 3.97%, 11/1/48  145,000 114
Intercontinental Exchange, 3.75%, 12/1/25  75,000 75
Intercontinental Exchange, 5.25%, 6/15/31  75,000 77
IQVIA, 6.25%, 2/1/29  50,000 52
Jackson National Life Global Funding, 4.90%, 1/13/27 (3) 170,000 171
John Deere Capital, 4.40%, 9/8/31  260,000 258
JPMorgan Chase, VR, 1.578%, 4/22/27 (6) 235,000 230
JPMorgan Chase, VR, 3.882%, 7/24/38 (6) 160,000 140
JPMorgan Chase, VR, 5.576%, 7/23/36 (6) 70,000 71
Kentucky Utilities, 4.375%, 10/1/45  65,000 55
Kilroy Realty, 4.25%, 8/15/29  25,000 24
Kilroy Realty, 4.375%, 10/1/25  15,000 15
L3Harris Technologies, 4.854%, 4/27/35  50,000 49
Liberty Mutual Group, 4.85%, 8/1/44 (3) 20,000 17
Lowe's, 4.45%, 4/1/62  80,000 61
Manufacturers & Traders Trust, VR, 4.762%, 7/6/28 (6) 250,000 251
Marriott International, Series AA, 4.65%, 12/1/28  285,000 286
Mars, 4.75%, 4/20/33 (3) 125,000 124

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
MassMutual Global Funding II, 5.10%, 4/9/27 (3) 220,000 223
McDonald's, 1.45%, 9/1/25  65,000 65
MedStar Health, Series 20A, 3.626%, 8/15/49  130,000 88
Met Tower Global Funding, 1.25%, 9/14/26 (3) 245,000 237
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (3) 110,000 109
Morgan Stanley, 4.30%, 1/27/45  45,000 38
Morgan Stanley, VR, 5.656%, 4/18/30 (6) 360,000 372
Motorola Solutions, 5.00%, 4/15/29  50,000 51
New York State Electric & Gas, 5.30%, 8/15/34 (3) 65,000 66
NextEra Energy Capital Holdings, 4.685%, 9/1/27  30,000 30
Niagara Mohawk Power, 4.647%, 10/3/30 (3) 50,000 50
NiSource, 3.49%, 5/15/27  215,000 211
NiSource, 3.95%, 3/30/48  105,000 80
Northern Trust, 3.95%, 10/30/25  25,000 25
Nucor, 2.70%, 6/1/30  70,000 64
Nucor, 3.95%, 5/1/28  121,000 120
Occidental Petroleum, 5.375%, 1/1/32  105,000 104
Oracle, 5.375%, 7/15/40  125,000 120
Oracle, 6.90%, 11/9/52  60,000 66
O'Reilly Automotive, 3.60%, 9/1/27  145,000 143
O'Reilly Automotive, 5.75%, 11/20/26  35,000 35
Owens Corning, 5.70%, 6/15/34  50,000 52
Pacific Gas & Electric, 2.10%, 8/1/27  275,000 261
Pioneer Natural Resources, 1.125%, 1/15/26  80,000 79
Pioneer Natural Resources, 5.10%, 3/29/26  50,000 50
PNC Financial Services Group, VR, 5.373%, 7/21/36 (6) 40,000 40
President & Fellows of Harvard College, 3.619%, 10/1/37  25,000 22
Principal Financial Group, 2.125%, 6/15/30  160,000 142
Principal Financial Group, 4.111%, 2/15/28 (3) 100,000 99
Public Storage Operating, 1.95%, 11/9/28  150,000 139
Realty Income, 2.20%, 6/15/28  70,000 66
Regency Centers, 4.125%, 3/15/28  35,000 35
Revvity, 1.90%, 9/15/28  230,000 212
RGA Global Funding, 5.448%, 5/24/29 (3) 100,000 103
Roper Technologies, 3.80%, 12/15/26  50,000 49
Sabine Pass Liquefaction, 4.20%, 3/15/28  50,000 50
Santander Holdings USA, VR, 2.49%, 1/6/28 (6) 135,000 131
Santander Holdings USA, VR, 6.342%, 5/31/35 (6) 110,000 116
ServiceNow, 1.40%, 9/1/30  235,000 203
Sherwin-Williams, 4.80%, 9/1/31  175,000 176
Simon Property Group, 2.65%, 2/1/32  340,000 300
Solventum, 5.40%, 3/1/29  110,000 113
Southern, 5.70%, 3/15/34  90,000 93

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Southern Gas Capital, 4.95%, 9/15/34  100,000 99
Targa Resources, 5.50%, 2/15/35  45,000 45
Targa Resources Partners, 5.00%, 1/15/28  75,000 75
Texas Instruments, 1.125%, 9/15/26  80,000 77
Time Warner Cable, 6.55%, 5/1/37  13,000 13
Time Warner Cable, 6.75%, 6/15/39  13,000 13
TJX, 1.60%, 5/15/31  55,000 47
Trinity Health, 4.125%, 12/1/45  25,000 20
Uber Technologies, 4.30%, 1/15/30  145,000 143
Union Pacific, 4.75%, 9/15/41  10,000 9
United Airlines PTT, Series 2014-2, Class A, 3.75%, 9/3/26  2,361 2
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30  234,700 219
UnitedHealth Group, 4.70%, 4/15/29  200,000 202
UnitedHealth Group, 5.75%, 7/15/64  80,000 76
Verizon Communications, 1.68%, 10/30/30  28,000 24
Vistra Operations, 5.70%, 12/30/34 (3) 185,000 188
Waste Connections, 2.20%, 1/15/32  155,000 134
Wells Fargo, VR, 5.389%, 4/24/34 (6) 410,000 420
Williams, 4.625%, 6/30/30  60,000 60
Williams, 5.15%, 3/15/34  35,000 35
Willis North America, 4.50%, 9/15/28  160,000 160
WP Carey, 3.85%, 7/15/29  115,000 112
21,932
Equity Funds 7.6%
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity
Fund - I Class (8) 1,732,248 40,725
T. Rowe Price Multi-Strategy Total Return Fund - I Class (8) 2,133,550 19,565
60,290
Municipal Securities 0.2%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41  300,000 233
California, Build America, GO, 7.625%, 3/1/40  35,000 42
California State Univ., Series B, 2.795%, 11/1/41  250,000 181
Central Texas Regional Mobility Auth., Series E, 3.167%,
1/1/41  225,000 177
Florida Dev. Finance, Nova Southeastern Univ., Series B,
4.109%, 4/1/50  390,000 309
Fulton County, Build America, GO, 5.148%, 7/1/39  180,000 178
JobsOhio Beverage System, Liquid Profits, Series B, 3.985%,
1/1/29  10,000 10
Los Angeles Airport, Series C, Build America, 7.053%, 5/15/40  15,000 17

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Maryland Economic Development, Seagirt Marine Terminal,
Series B, 4.75%, 6/1/42  175,000 147
Maryland HHEFA, Univ. of Maryland Medical System, Series
B, 4.665%, 7/1/36  20,000 19
Metropolitan Government Nashville & Davidson County
Health & Ed. Facs, Vanderbilt Univ. Medical Center, Series B,
3.235%, 7/1/52  200,000 131
Miami-Dade County Transit System, Series B, Build America,
5.624%, 7/1/40  160,000 164
Municipal Electric Auth. of Georgia, Build America, Vogtle
Units, 6.655%, 4/1/57  121,000 130
New York State Dormitory Auth., Series F, Build America,
5.628%, 3/15/39  15,000 15
Philadelphia Auth. for IDA, 3.964%, 4/15/26  5,000 5
Port Auth. of New York & New Jersey, Series 182, 5.31%,
8/1/46  20,000 20
Virginia Commonwealth Univ. Health System Auth., Series A,
4.956%, 1/1/44  25,000 23
Wisconsin General Fund Annual Appropriation, Series A,
3.954%, 5/1/36  110,000 102
1,903
Non-U.S. Government Mortgage-Backed Securities 0.4%
Angel Oak Mortgage Trust, Series 2021-1, Class A1, CMO,
ARM, 0.909%, 1/25/66 (3) 52,322 45
Angel Oak Mortgage Trust, Series 2021-1, Class A2, CMO,
ARM, 1.115%, 1/25/66 (3) 17,169 15
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO,
ARM, 0.985%, 4/25/66 (3) 48,707 41
BANK5, Series 2024-5YR12, Class A3, ARM, 5.902%,
12/15/57  45,000 47
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3,
CMO, ARM, 2.189%, 9/25/51 (3) 61,470 55
Bayview Financing Trust, Series 2024-2F, Class A, CMO,
ARM, Acquisition Date: 8/29/24, Cost $95, 7.073%,
9/25/29 (4)(5) 94,554 95
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM,
1M TSFR + 2.274%, 6.616%, 11/15/34 (3) 50,000 1
BBCMS Mortgage Trust, Series 2025-C35, Class A5, ARM,
5.586%, 7/15/58  25,000 26
Benchmark Mortgage Trust, Series 2024-V8, Class A3, ARM,
6.189%, 7/15/57  70,000 74
BX Trust, Series 2021-LGCY, Class C, ARM, 1M TSFR +
1.118%, 5.46%, 10/15/36 (3) 225,000 224
CENT, Series 2025-CITY, Class A, ARM, 5.091%, 7/10/40 (3) 100,000 100

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Citigroup Commercial Mortgage Trust, Series 2015-GC33,
Class A4, 3.778%, 9/10/58  17,483 17
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3,
CMO, ARM, 2.50%, 8/25/50 (3) 46,031 40
COLT Mortgage Loan Trust, Series 2025-8, Class A1, CMO,
STEP, 5.48%, 8/25/70 (3) 100,000 100
Commercial Mortgage Trust, Series 2015-LC23, Class A4,
3.774%, 10/10/48  100,000 100
Connecticut Avenue Securities Trust, Series 2025-R05, Class
2M1, CMO, ARM, SOFR30A + 1.20%, 5.519%, 7/25/45 (3) 100,000 100
Ellington Financial Mortgage Trust, Series 2019-2, Class A3,
CMO, ARM, 3.046%, 11/25/59 (3) 9,673 9
Ellington Financial Mortgage Trust, Series 2020-2, Class A1,
CMO, ARM, 1.178%, 10/25/65 (3) 29,086 27
Extended Stay America Trust, Series 2021-ESH, Class B,
ARM, 1M TSFR + 1.494%, 5.836%, 7/15/38 (3) 85,773 86
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (3) 3,984 4
GCAT Trust, Series 2025-NQM4, Class A1, CMO, STEP,
5.529%, 6/25/70 (3) 110,000 110
Grace Trust, Series 2020-GRCE, Class C, ARM, 2.68%,
12/10/40 (3) 100,000 87
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C30, Class A5, 3.822%, 7/15/48  11,168 11
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C31, Class A3, 3.801%, 8/15/48  3,801 4
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-NINE, Class A, ARM, 2.949%, 9/6/38 (3) 100,000 98
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-OPO, Class B, 3.377%, 1/5/39 (3) 100,000 89
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15,
CMO, ARM, 3.50%, 5/25/50 (3) 27,258 24
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3,
CMO, ARM, 3.50%, 5/25/50 (3) 32,280 29
JPMorgan Mortgage Trust, Series 2020-INV1, Class A11,
CMO, ARM, 1M TSFR + 0.944%, 5.297%, 8/25/50 (3) 7,430 7
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3,
CMO, ARM, 3.50%, 8/25/50 (3) 13,209 12
JPMorgan Mortgage Trust, Series 2025-NQM3, Class A1,
CMO, ARM, 5.495%, 11/25/65 (3) 175,000 175
MHC Commercial Mortgage Trust, Series 2021-MHC, Class
B, ARM, 1M TSFR + 1.215%, 5.557%, 4/15/38 (3) 204,000 204
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C27, Class A4, 3.753%, 12/15/47  85,000 85
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C27, Class AS, 4.068%, 12/15/47  155,000 154

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Morgan Stanley Residential Mortgage Loan Trust, Series
2025-DSC2, Class A1, CMO, STEP, 5.443%, 7/25/70 (3) 100,000 100
Morgan Stanley Residential Mortgage Loan Trust, Series
2025-NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (3) 100,000 100
New Residential Mortgage Loan Trust, Series 2022-INV1,
Class A4, CMO, ARM, 3.00%, 3/25/52 (3) 119,981 100
New Residential Mortgage Loan Trust, Series 2025-NQM4,
Class A1, CMO, ARM, 5.35%, 7/25/65 (3) 135,000 135
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M
TSFR + 1.214%, 5.567%, 10/25/59 (3) 3,802 4
Provident Funding Mortgage Trust, Series 2019-1, Class B1,
CMO, ARM, 3.173%, 12/25/49 (3) 176,426 150
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48 (3) 4,508 4
SG Residential Mortgage Trust, Series 2019-3, Class A1,
CMO, ARM, 2.703%, 9/25/59 (3) 139 —
Starwood Mortgage Residential Trust, Series 2020-INV1,
Class A1, CMO, ARM, 1.027%, 11/25/55 (3) 11,631 11
Structured Agency Credit Risk Debt Notes, Series 2021-
DNA7, Class M1, CMO, ARM, SOFR30A + 0.85%, 5.20%,
11/25/41 (3) 40,092 40
Structured Agency Credit Risk Debt Notes, Series 2025-
HQA1, Class A1, CMO, ARM, SOFR30A + 0.95%, 5.30%,
2/25/45 (3) 23,250 23
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (3) 5,811 6
Towd Point Mortgage Trust, Series 2024-2, Class A1B, CMO,
ARM, 4.803%, 12/25/64 (3) 224,259 224
Verus Securitization Trust, Series 2021-1, Class A1, CMO,
ARM, 0.815%, 1/25/66 (3) 23,473 21
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO,
STEP, 5.999%, 2/25/68 (3) 84,074 84
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2,
Class A5, ARM, 3.767%, 7/15/58  2,605 3
3,300
Private Investment Companies 7.2%
Blackstone Partners Offshore Fund, Series E1 (4) 21,240 57,594
57,594
U.S. Government & Agency Mortgage-Backed
Securities 0.2%
Federal Home Loan Mortgage Multifamily Structured PTC
2.952%, 2/25/27  8,500 8
4.40%, 10/25/30  405,000 405

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Federal Home Loan Mortgage Multifamily Structured PTC,
ARM
2.347%, 11/25/31  860,000 761
3.71%, 9/25/32  370,000 352
4.43%, 2/25/33  285,000 283
1,809
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 7.1%
U.S. Treasury Bonds, 1.125%, 5/15/40  1,580,000 974
U.S. Treasury Bonds, 1.375%, 8/15/50  1,150,000 559
U.S. Treasury Bonds, 1.875%, 2/15/51  1,215,000 672
U.S. Treasury Bonds, 2.00%, 2/15/50  2,490,000 1,442
U.S. Treasury Bonds, 2.00%, 8/15/51  365,000 207
U.S. Treasury Bonds, 2.25%, 2/15/52  2,245,000 1,350
U.S. Treasury Bonds, 2.50%, 2/15/45  40,000 28
U.S. Treasury Bonds, 2.75%, 11/15/42  65,000 49
U.S. Treasury Bonds, 2.75%, 8/15/47  4,565,000 3,213
U.S. Treasury Bonds, 3.00%, 11/15/44  70,000 53
U.S. Treasury Bonds, 3.00%, 2/15/47  220,000 163
U.S. Treasury Bonds, 3.00%, 2/15/48  740,000 543
U.S. Treasury Bonds, 3.00%, 8/15/48  150,000 110
U.S. Treasury Bonds, 3.00%, 8/15/52  800,000 569
U.S. Treasury Bonds, 3.125%, 11/15/41  290,000 235
U.S. Treasury Bonds, 3.125%, 8/15/44  110,000 86
U.S. Treasury Bonds, 3.375%, 8/15/42  220,000 183
U.S. Treasury Bonds, 3.625%, 8/15/43  305,000 259
U.S. Treasury Bonds, 3.625%, 2/15/53  80,000 64
U.S. Treasury Bonds, 3.625%, 5/15/53  825,000 663
U.S. Treasury Bonds, 3.875%, 8/15/40  2,025,000 1,843
U.S. Treasury Bonds, 3.875%, 2/15/43  605,000 535
U.S. Treasury Bonds, 3.875%, 5/15/43  105,000 93
U.S. Treasury Bonds, 4.00%, 11/15/52  150,000 129
U.S. Treasury Bonds, 4.25%, 2/15/54  360,000 324
U.S. Treasury Bonds, 4.25%, 8/15/54  245,000 220
U.S. Treasury Bonds, 4.50%, 11/15/54  270,000 253
U.S. Treasury Bonds, 4.625%, 5/15/54  150,000 143
U.S. Treasury Bonds, 4.625%, 2/15/55  50,000 48
U.S. Treasury Bonds, 4.75%, 11/15/43  370,000 365
U.S. Treasury Bonds, 4.75%, 11/15/53  640,000 625
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51  82,480 44
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50  286,335 163
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43  300,196 221

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42  607,476 468
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45  225,248 163
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47  254,223 182
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46  83,980 63
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48  147,308 107
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49  172,463 123
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44  106,484 89
U.S. Treasury Inflation-Indexed Bonds, 1.50%, 2/15/53  534,777 416
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/41  293,588 285
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/54  291,401 262
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 2/15/55  15,281 14
U.S. Treasury Inflation-Indexed Bonds, 3.875%, 4/15/29  390,701 426
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26  301,912 299
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26  80,467 80
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26  1,247,593 1,234
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27  1,621,409 1,587
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30  712,192 673
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30  934,088 878
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31  432,215 401
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29  716,342 689
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28  338,842 332
U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/32  801,483 747
U.S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28  148,043 146
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29  200,134 197
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28  785,685 784
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/33  751,514 728
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29  1,455,837 1,474
U.S. Treasury Inflation-Indexed Notes, 1.625%, 4/15/30  979,555 986
U.S. Treasury Inflation-Indexed Notes, 1.75%, 1/15/34  1,973,092 1,951
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/34  373,935 373
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/35  300,342 298
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29 (10) 2,980,401 3,059
U.S. Treasury Inflation-Indexed Notes, 2.125%, 1/15/35  341,241 346
U.S. Treasury Inflation-Indexed Notes, 2.375%, 10/15/28  3,716,491 3,851
U.S. Treasury Notes, 0.625%, 8/15/30  420,000 356
U.S. Treasury Notes, 0.75%, 1/31/28  120,000 111
U.S. Treasury Notes, 1.25%, 8/15/31  535,000 455
U.S. Treasury Notes, 1.625%, 8/15/29  1,450,000 1,329
U.S. Treasury Notes, 1.875%, 2/28/27  545,000 527
U.S. Treasury Notes, 1.875%, 2/15/32  365,000 318
U.S. Treasury Notes, 3.625%, 5/31/28  100,000 99
U.S. Treasury Notes, 3.875%, 8/15/34  1,000,000 967
U.S. Treasury Notes, 4.00%, 2/29/28  725,000 727

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Notes, 4.00%, 2/28/30  685,000 687
U.S. Treasury Notes, 4.00%, 3/31/30  245,000 246
U.S. Treasury Notes, 4.00%, 2/15/34  280,000 275
U.S. Treasury Notes, 4.125%, 9/30/27  2,220,000 2,229
U.S. Treasury Notes, 4.125%, 10/31/27  920,000 924
U.S. Treasury Notes, 4.125%, 11/30/29  355,000 358
U.S. Treasury Notes, 4.125%, 3/31/32  1,570,000 1,571
U.S. Treasury Notes, 4.25%, 2/28/29  490,000 496
U.S. Treasury Notes, 4.25%, 11/15/34 (10) 1,355,000 1,347
U.S. Treasury Notes, 4.375%, 11/30/28  1,105,000 1,121
U.S. Treasury Notes, 4.375%, 12/31/29  350,000 356
U.S. Treasury Notes, 4.375%, 5/15/34  150,000 151
U.S. Treasury Notes, 4.50%, 5/31/29  355,000 362
U.S. Treasury Notes, 4.625%, 2/15/35  1,140,000 1,165
56,316
Total United States (Cost $452,904) 569,784
VIETNAM 0.4%
Common Stocks 0.4%
Airports Corp. of Vietnam (1) 10,500 40
Asia Commercial Bank  428,326 386
Bank for Foreign Trade of Vietnam (1) 195,347 448
Binh Minh Plastics  12,600 68
FPT  84,337 334
FPT Digital Retail (1) 15,993 94
Hoa Phat Group (1) 675,956 642
Khang Dien House Trading & Investment (1) 111,283 116
Military Commercial Joint Stock Bank (1) 167,608 187
Mobile World Investment  58,000 145
Nam Long Investment  53,066 84
Phu Nhuan Jewelry  83,620 269
Saigon Beer Alcohol Beverage  12,700 23
Vietnam Prosperity Bank  76,500 75
Total Vietnam (Cost $2,201) 2,911
SHORT-TERM INVESTMENTS 3.5%
Money Market Funds 3.5%
T. Rowe Price Treasury Reserve Fund, 4.38% (8)(11) 28,020,067 28,020
Total Short-Term Investments (Cost $28,020) 28,020

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 4.36% (8)(11) 2,610,207 2,610
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 2,610
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.36% (8)(11) 823,503 824
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 824
Total Securities Lending Collateral (Cost $3,434) 3,434
Total Investments in Securities  100.0%
(Cost $624,070) $ 796,471
Other Assets Less Liabilities (0.0)% (316)
Net Assets 100.0% $ 796,155
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at July 31, 2025.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $12,876 and represents 1.6% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”).
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,329 and represents 0.3% of net assets.

T. ROWE PRICE Global Allocation Fund

.
.
.
.
.
.
.
.
.
.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) SEC 30-day yield
(8) Affiliated Companies
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) At July 31, 2025, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(11) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
CPI Consumer Price Index
CVA Dutch Certificate (Certificaten Van Aandelen)
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GDR Global Depositary Receipts
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
HKD Hong Kong Dollar
IDA Industrial Development Authority/Agency
ILS Israeli Shekel
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PIK Payment-in-kind
PTC Pass-Through Certificate

T. ROWE PRICE Global Allocation Fund

.
.
.
.
.
.
.
.
.
.
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
S&P 500 Index, Put,
9/19/25 @ $5,850.00 57 36,135 (176)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Call,
8/15/25 @ $80.00 907 7,290 (35)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Put,
8/15/25 @ $80.00 907 7,290 (18)
Total Options Written (Premiums $(222)) $ (229)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
United States 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S43, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/29 2,000 46 46 —
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/30 1,450 33 33 —
Total United States —
Total Centrally Cleared Credit Default Swaps,
Protection Sold —
Zero-Coupon Inflation Swaps 0.0%
United States 0.0%
2 Year Zero-Coupon Inflation Swap
Pay Fixed 2.800% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/25/27 233 1 — 1
2 Year Zero-Coupon Inflation Swap
Pay Fixed 2.830% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/25/27 232 — — —
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.596% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/16/30 100 — — —

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.597% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/16/30 100 — — —
Total United States 1
Total Centrally Cleared Zero-Coupon Inflation
Swaps 1
Total Centrally Cleared Swaps 1
Net payments (receipts) of variation margin to date (2)
Variation margin receivable (payable) on centrally cleared swaps $ (1)
**
Includes interest purchased or sold but not yet collected of $1.

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 8/29/25 USD 11,429 EUR 9,851 $ 165
JPMorgan Chase 8/15/25 JPY 51,037 USD 350 (11)
JPMorgan Chase 8/29/25 USD 2,244 AUD 3,445 29
JPMorgan Chase 8/29/25 USD 3,093 CHF 2,480 29
JPMorgan Chase 8/29/25 USD 739 DKK 4,751 11
JPMorgan Chase 8/29/25 USD 4,672 GBP 3,496 54
JPMorgan Chase 8/29/25 USD 616 HKD 4,821 —
JPMorgan Chase 8/29/25 USD 186 ILS 624 2
JPMorgan Chase 8/29/25 USD 206 NOK 2,097 2
JPMorgan Chase 8/29/25 USD 60 NZD 101 1
JPMorgan Chase 8/29/25 USD 977 SEK 9,393 16
JPMorgan Chase 8/29/25 USD 435 SGD 559 4
State Street 8/29/25 USD 6,935 JPY 1,026,365 107
Net unrealized gain (loss) on open forward
currency exchange contracts $ 409

T. ROWE PRICE Global Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 14 MSCI EAFE Index contracts 9/25 (1,829) $ 18
Short, 19 S&P 500 E-Mini Index contracts 9/25 (6,056) (26)
Long, 11 U.S. Treasury Long Bond contracts 9/25 1,256 32
Long, 26 U.S. Treasury Notes five year contracts 9/25 2,813 3
Long, 5 U.S. Treasury Notes two year contracts 9/25 1,035 (1)
Long, 3 Ultra U.S. Treasury Bonds contracts 9/25 352 6
Short, 9 Ultra U.S. Treasury Notes ten year
contracts 9/25 (1,018) (7)
Net payments (receipts) of variation margin to date 19
Variation margin receivable (payable) on open futures contracts $ 44

T. ROWE PRICE Global Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 5.20%  $ (1,582) $ 1,580 $ 523
T. Rowe Price Emerging Markets Bond Fund -
I Class, 5.89%  (161) 563 1,429
T. Rowe Price Emerging Markets Local
Currency Bond Fund - I Class, 6.69%  (558) 982 796
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 7.09%  (78) 53 428
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 6.38%  (509) 622 965
T. Rowe Price Integrated U.S. Small-Mid Cap
Core Equity Fund - I Class  2,716 (1,031) 298
T. Rowe Price International Bond Fund - I
Class, 3.66%  (689) 1,075 596
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.58%  (142) 205 199
T. Rowe Price Multi-Strategy Total Return Fund
- I Class  (172) (799) 1,377
T. Rowe Price Government Reserve Fund,
4.36% — — —++
T. Rowe Price Treasury Reserve Fund, 4.38% — — 349
Affiliates not held at period end — — 15
Totals $ (1,175)# $ 3,250 $ 6,975+

T. ROWE PRICE Global Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
7/31/25
T. Rowe Price Dynamic Global
Bond Fund - I Class, 5.20%  $ 15,875 $ 6,953 $ 9,082 $ 15,326
T. Rowe Price Emerging
Markets Bond Fund - I Class,
5.89%  31,976 1,729 4,810 29,458
T. Rowe Price Emerging
Markets Local Currency Bond
Fund - I Class, 6.69%  17,544 797 3,058 16,265
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 7.09%  8,914 429 2,128 7,268
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 6.38%  21,224 966 5,009 17,803
T. Rowe Price Integrated U.S.
Small-Mid Cap Core Equity
Fund - I Class  43,493 3,395 5,132 40,725
T. Rowe Price International
Bond Fund - I Class, 3.66%  23,334 1,597 2,689 23,317
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.58%  7,384 3,698 1,492 9,795
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  21,009 1,527 2,172 19,565
T. Rowe Price Government
Reserve Fund, 4.36% 5,564  ¤  ¤ 3,434
T. Rowe Price Treasury
Reserve Fund, 4.38% 9,297  ¤  ¤ 28,020
Total $ 210,976^
# Capital gain distributions from underlying Price funds represented $2,347 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $6,975 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $213,679.

T. ROWE PRICE Global Allocation Fund
Unaudited
Notes to the Portfolio of Investments

T. Rowe Price Global Allocation Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Allocation Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Global Allocation Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of

T. ROWE PRICE Global Allocation Fund

the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Global Allocation Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Closed-End Mutual Funds $ — $ 23 $ — $ 23
Fixed Income Securities
1
— 89,847 — 89,847
Asset-Backed Securities — 3,236 98 3,334
Bond Funds 119,232 — — 119,232
Common Stocks 260,436 168,792 183 429,411
Convertible Preferred Stocks — — 1,861 1,861
Equity Funds 60,290 — — 60,290
Non-U.S. Government
Mortgage-Backed Securities — 3,205 95 3,300
Preferred Stocks — 125 — 125
Private Investment
Companies — — 57,594 57,594
Short-Term Investments 28,020 — — 28,020
Securities Lending Collateral 3,434 — — 3,434
Total Securities 471,412 265,228 59,831 796,471
Swaps* — 1 — 1
Forward Currency Exchange
Contracts — 420 — 420
Futures Contracts* 59 — — 59
Total $ 471,471 $ 265,649 $ 59,831 $ 796,951
Liabilities
Options Written $ — $ 229 $ — $ 229
Forward Currency Exchange
Contracts — 11 — 11
Futures Contracts* 34 — — 34
Total $ 34 $ 240 $ — $ 274
1
Includes Corporate Bonds, Government Bonds, Municipal Securities, U.S. Government
& Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).

T. ROWE PRICE Global Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
July 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at July 31, 2025, totaled $1,045,000 for the period ended July 31, 2025. Additionally, during the period, transfers into and/or out of Level 3 include securities acquired as a result of a corporate action.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
10/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
7/31/25
Investment
in Securities
Asset-
Backed
Securities $ — $ — $ 100 $ (2) $ — $ — $ 98
Common
Stocks 167 17 — (1) — — 183
Convertible
Preferred
Stocks 1,684 137 92 (52) 139 (139) 1,861
Non-U.S.
Government
Mortgage-
Backed
Securities 106 — — (11) — — 95
Private
Investment
Companies 62,643 4,451 — (9,500) — — 57,594
Total $ 64,600 $ 4,605 $ 192 $ (9,566) $ 139 $ (139) $ 59,831

T. ROWE PRICE Global Allocation Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Asset-Backed
Securities
$ 98 Recent
comparable
transaction
price(s)
—# —# —# —#
Common
Stocks
$ 183 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
100% 100% Decrease
Market
comparable
Probability
for potential
outcome
20% 20% Increase
Enterprise
value to gross
profit multiple
4.9x 4.9x Increase
Enterprise
value to sales
multiple
1.4x
- 2.0x
1.8x Increase
Discount for
liquidation
preference
—# —# —#
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Global Allocation Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Convertible
Preferred
Stocks
$ 1,861 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
dilution
13% 13% Decrease
Discount for
uncertainty
50% 50% Decrease
Market
comparable
Third-party
valuation
—# —# —#
Enterprise
value to sales
multiple
2.5x
- 7.3x
3.2x Increase
Sales growth
rate
20%
- 65%
26% Increase
Enterprise
value to EBIT
multiple
10.1x
-12.2x
11.2x Increase
EBIT growth
rate
17% 17% Increase
Enterprise
value to
EBITDA
multiple
11.3x
-35.9x
19.5x Increase
Price-to-
earnings
multiple
12.6x
-14.9x
13.8x Increase
Earnings
growth rate
17% 17% Increase
Cost of capital 25%
- 38%
31% Decrease
Discount to
public company
multiples
15% 15% Decrease

T. ROWE PRICE Global Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount for
uncertainty
10% 10% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Mortgage-
Backed
Securities
$ 95 Market
comparable
Third-party
valuation
—# —# —#
Private
Investment
Companies
$ 57,594 Rollforward of
Investee NAV
Estimated
return
-0.51% -0.51% Increase

T. ROWE PRICE Global Allocation Fund

existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F154-054Q3 07/25